Details of Significant Accounts - Share-based payment expenses, shareholder and sponsor earnout, Narrative (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Shareholder Earnout
Share-based payment arrangements
Threshold trading days over which the daily volume-weighted average price of the perfect class A ordinary shares is considered	20 days
Threshold trading day period over which the daily volume-weighted average price of the perfect class A ordinary shares is considered	30 days
Shareholder Earnout | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50
Share-based payment arrangements
Number of earnout shares issuable (in shares) | shares	3,000,000
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 11.50
Shareholder Earnout | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00
Share-based payment arrangements
Number of earnout shares issuable (in shares) | shares	3,000,000
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 13.00
Shareholder Earnout | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $14.50
Share-based payment arrangements
Number of earnout shares issuable (in shares) | shares	4,000,000
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 14.50
Sponsor Earnout Shares
Share-based payment arrangements
Maximum number of class A ordinary shares issuable (in shares) | shares	1,175,624
Sponsor Earnout Shares | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50
Share-based payment arrangements
Threshold trading days over which the daily volume-weighted average price of the perfect class A ordinary shares is considered	20 days
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 11.50
Percentage of sponsor earnout promote shares issuable	50.00%
Sponsor Earnout Shares | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00
Share-based payment arrangements
Threshold trading days over which the daily volume-weighted average price of the perfect class A ordinary shares is considered	20 days
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 13.00
Percentage of sponsor earnout promote shares issuable	50.00%